Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 48,335	$ 16,964	$ 8,190
Gross margin	1,489	1,422	1,498	1,372	1,430	876	916	654	5,781	3,876
Operating income (loss)	(153)	529	644	531	452	358	367	183	1,551	1,360	1,237
Net income (loss)	(701)	356	338	322	272	(34)	75	961	315	1,274	528
Limited Partners’ interest in net income (loss)	$ (171)	$ 150	$ 127	$ 90	$ 48	$ 35	$ 53	$ 166	$ 196	$ 302	$ 309
Basic net income (loss) per limited partner unit	$ (0.31)	$ 0.27	$ 0.23	$ 0.16	$ 0.09	$ 0.06	$ 0.10	$ 0.37	$ 0.35	$ 0.57	$ 0.69
Diluted net income (loss) per limited partner unit	$ (0.31)	$ 0.27	$ 0.23	$ 0.16	$ 0.09	$ 0.06	$ 0.10	$ 0.36	$ 0.35	$ 0.57	$ 0.69